UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007
(Registrant changed its fiscal
year end from December 31)

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2007 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 97.3%
Argentina 1.4%
		Republic of Argentina,
ARS	4,446	5.83%, 12/31/33	$1,698,681
	525	0.63%, 12/31/38	79,682

			1,778,363

Australia 0.8%
		GE Capital Australia Funding, M.T.N.,
AUD	1,240	6.00%, 4/15/15	989,286

Brazil 1.7%
		Banco Votorantim Nassau,
BRL	1,100	17.10%, 2/28/08	604,524
		Cia Energetica de Sao Paulo, 144A
	2,850	9.75%, 1/15/15	1,594,974

			2,199,498

Canada 1.0%
		Canadian Government Bonds,
CAD	930	4.00%, 9/1/10	856,327
	330	5.75%, 6/1/33	369,038

			1,225,365

Colombia 1.5%
		Colombia Government International Bonds,
COP	2,220,000	11.75%, 3/1/10	1,194,724
	1,100,000	12.00%, 10/22/15	639,670

			1,834,394

Egypt 1.0%
		Arab Republic of Egypt, 144A
EGP	3,600	8.75%, 7/18/12	639,427
		Egypt Treasury Bill, Zero Coupon,
	4,000	6/24/08	661,820

			1,301,247

Principal Amount (000)		Description	Value
Eurobonds 14.0%
		American International Group, Inc.,
EUR	300	4.875%, 3/15/67	381,543
		Bank of America Corp.,
	910	3.625%, 3/3/08	1,239,082
		Fortis Bank,
	300	6.50%, 9/26/49	429,902
		French Government Bonds,
	2,965	8.50%, 4/25/23	5,843,027
	535	5.50%, 4/25/29	826,666
	3,535	5.75%, 10/25/32	5,692,921
		ING Verzekeringen NV,
	390	6.375%, 5/7/27	578,564
		Italian Government Bonds,
	5	5.50%, 11/1/10	7,057
	865	6.00%, 5/1/31	1,373,863
		Mexican Government International Bond,
	300	5.50%, 2/17/20	421,242
		Spanish Government Bond,
	560	5.75%, 7/30/32	896,034

			17,689,901

Hungary 2.6%
		Hungary Government Bonds,
HUF	340,000	6.00%, 10/12/11	1,777,019
	257,380	8.00%, 2/12/15	1,485,370

			3,262,389

Iceland 0.4%
		Housing Finance Fund,
ISK	32,556	3.75%, 9/15/14	483,830

Japan 21.5%
		Japanese Government Bonds,
JPY	383,000	0.30%, 12/20/07	3,226,553
	187,800	0.60%, 3/20/09	1,577,442
	80,850	1.80%, 3/20/10	695,620
	474,900	1.80%, 9/20/16	4,034,219
	126,950	0.80%, 9/20/10	1,060,392
	463,050	1.60%, 3/20/11	3,964,129
	108,950	1.20%, 12/20/11	915,762
	552,700	1.10%, 9/20/12	4,597,806
	446,650	1.50%, 3/20/19	3,606,258
	220,200	1.90%, 12/20/23	1,805,038
	206,700	2.10%, 9/20/24	1,738,398

			27,221,617

Mexico 1.3%
		Mexican Government Bonds,
MXN	17,300	8.00%, 12/24/08	1,584,557

Principal Amount (000)		Description	Value
Norway 0.2%
		Norwegian Government & Sovereign Bond,
NOK	1,470	5.00%, 5/15/15	252,548

Poland 2.9%
		Poland Government Bond,
PLN	9,755	6.25%, 10/24/15	3,674,304

South Africa 0.2%
		International Bank for Reconstruction & Development,
ZAR	2,250	9.75%, 8/2/10	309,954

Sweden 2.1%
		Sweden Government Bond,
SEK	15,340	6.75%, 5/5/14	2,590,399

Turkey 0.8%
		International Bank for Reconstruction & Development,
TRY	500	13.625%, 5/9/17	388,544
		Turkey Government Bond,
	825	16.00%, 3/7/12	635,590

			1,024,134

United Kingdom 4.8%
		International Nederland Bank NV,
GBP	410	7.00%, 10/5/10	848,825
		QBE Capital Funding LP,
	200	6.857%, 7/18/49	390,738
		Residential Capital LLC,
	300	7.875%, 7/1/14	557,298
		United Kingdom Treasury Bonds,
	24	5.00%, 9/7/14	47,774
	295	4.75%, 9/7/15	577,991
	475	4.00%, 9/7/16	881,405
	600	4.25%, 6/7/32	1,142,625
	855	4.25%, 3/7/36	1,642,481

			6,089,137

United States 39.1%
Commercial Mortgage Backed Securities 3.1%
		Banc of America Commercial Mortgage Inc.,
		Series 2005-06, Class A4,
USD	1,000	5.354%, 9/10/47	962,174
		JP Morgan Chase Commercial Mortgage Securities Corp.,
		Series 2005-LDP5, Class A4,
	1,000	5.34%, 12/15/44	963,807
		Series 2006-CB17, Class A4,
	680	5.429%, 12/12/43	655,473

Principal Amount (000)	Description	Value
	Merrill Lynch/CountryWide Commerical Mortgage Trust,
	Series 2007-5, Class A4,
680	5.378%, 8/12/48	649,375
	Morgan Stanely Capital 1,
	Series 2005-IQ9, Class A4,
740	4.66%, 7/15/56	699,683

		3,930,512

Corporate Bonds 25.0%
	Accellent, Inc.,
100	10.50%, 12/1/13	96,000
	Allergan, Inc.,
150	5.75%, 4/1/16	149,784
	Alliance Imaging, Inc.,
220	7.25%, 12/15/12	206,800
	Allied World Insurance Holdings Ltd.,
250	7.50%, 8/1/16	261,967
	American International Group, Inc.,
170	5.45%, 5/18/17	165,416
	Axis Capital Holdings Ltd.,
400	5.75%, 12/1/14	391,234
	BHP Billiton Finance Ltd.,
480	5.40%, 3/29/17	461,014
	Blount, Inc.,
300	8.875%, 8/1/12	276,000
	Burlington North Santa Fe Corp.,
250	5.65%, 5/1/17	240,548
	Capital One Financial Corp.,
115	6.15%, 9/1/16	111,715
	Capital Safety Group Ltd, Bank Loan (c)
82	7.63%, 7/20/15	81,645
218	8.13%, 7/20/16	216,514
	Catalyst Paper Corp.,
250	8.625%, 6/15/11	224,375
	Caterpillar, Inc.,
100	6.05%, 8/15/36	97,595
	Cebridge Connections, Inc., Bank Loan (c)
599	7.36%, 11/5/13	568,126
	Citigroup, Inc.,
300	6.125%, 8/25/36	290,311
	CMS Energy Corp.,
400	8.50%, 4/15/11	421,397
	Comcast Corp.,
335	6.45%, 3/15/37	318,635
	Community Health Systems, Bank Loan (c)
281	7.61%, 6/28/14	267,718
19	7.61%, 6/28/14	17,657
	Community Health Systems, Inc., 144A,
200	8.875%, 7/15/15	194,250
	Computer Associates, Inc., Sr. Notes,
650	6.50%, 4/15/08	653,656
	Conoco Phillips Canada,
90	5.95%, 10/15/36	87,207
	Continental Airlines, Inc.
720	7.487%, 10/2/10	747,691
	Couche-Tard Finance Corp.,
390	7.50%, 12/15/13	384,150

Principal Amount (000)	Description	Value
	Coventry Health Care, Inc.,
360	6.125%, 1/15/15	352,479
	CRH America, Inc.,
500	5.625%, 9/30/11	495,856
	CVS Caremark Corp.,
215	5.75%, 6/1/17	205,801
	CVS Corp.,
300	4.00%, 9/15/09	291,356
	Dex Media East LLC,
450	9.875%, 11/15/09	459,000
	Dominion Resources, Inc.,
170	5.687%, 5/15/08	170,223
	Domtar Corp., Bank Loan (c)
243	6.695%, 3/7/14	232,794
	Duke Energy Carolinas LLC,
200	6.10%, 6/1/37	198,188
	Duke Energy Field Services LLC,
440	7.875%, 8/16/10	468,892
	Duke Realty LP,
600	5.625%, 8/15/11	600,139
	Embarq Corp.,
500	7.082%, 6/1/16	499,542
	Enterprise Products Operating LP, Sr. Notes,
300	4.00%, 10/15/07	298,981
	Erac USA Finance Company, 144A,
200	6.20%, 11/1/16	197,852
	Federated Retail Holdings, Inc.,
210	5.35%, 3/15/12	208,548
	Fedex Corp.,
450	3.50%, 4/1/09	436,041
	Felcore Lodging LP,
250	7.26%, 12/1/11	247,813
	Fideicomiso Petacalco, 144A,
348	10.16%, 12/23/09	358,359
	Freescale Semiconductor, Inc., 144A,
400	9.125%, 12/15/14	353,000
	General Motors Corp.,
350	7.20%, 1/15/11	315,000
	Goldman Sachs Group, Inc.,
75	6.45%, 5/1/36	71,063
	Graphic Packaging International, Inc.,
360	8.50%, 8/15/11	357,300
	HCA, Inc., 144A
270	9.625%, 11/15/16	267,975
	HCA, Inc., Bank Loan (c)
300	7.61%, 11/14/13	288,500
	HJ Heinz Co.,144A,
150	6.428%, 12/1/08	151,754
	Honeywell International, Inc.,
365	5.70%, 3/15/37	338,966
	HSBK Europe BV, 144A
500	7.25%, 5/3/17	465,000
	Husky Energy, Inc.,
165	6.15%, 6/15/19	163,562
	ICI Wilmington, Inc., Gtd. Notes
300	4.375%, 12/1/08	294,925
	Intergen NV, 144A
150	9.00%, 6/30/17	147,750

Principal Amount (000)	Description	Value
	Inverness Medical Innovations, Bank Loan (c)
350	9.25%, 6/26/14	330,750
	Jabil Circuit, Inc., Sr. Notes,
350	5.875%, 7/15/10	348,314
	Kinder Morgan, Inc., Bank Loan (c)
291	6.86%, 5/22/14	275,276
	Las Vegas Sands LLC, Bank Loan (c)
320	7.07%, 5/15/14	304,889
80	7.11%, 5/15/14	76,222
	Liberty Mutual Group, 144A,
70	7.50%, 8/15/36	68,940
	Lincoln National Corp.,
80	6.15%, 4/7/36	77,583
	Marsh & McLennan Cos., Inc.,
16	5.75%, 9/15/15	15,212
	Mediacom LLC,
400	7.875%, 2/15/11	388,000
	MGM Mirage, Inc.,
250	6.875%, 4/1/16	222,500
	MUFG Capital Finance 1 Ltd.,
120	6.346%, 7/25/49	115,028
	Nalco Co.,
250	7.75%, 11/15/11	245,000
	National Beef Packing Co. LLC/NB Finance Corp.,
250	10.50%, 8/1/11	250,000
	New Cingular Wireless Services Inc.,
	Notes,
140	8.125%, 5/1/12	154,214
	Sr. Notes,
270	8.75%, 3/1/31	334,146
	Newfield Exploration Co.,
110	6.625%, 4/15/16	103,950
	Nexen, Inc.,
375	6.40%, 5/15/37	362,111
	Norampac, Inc.,
130	6.75%, 6/1/13	118,950
	Noranda Inc.,
190	6.20%, 6/15/35	181,374
	Northern Rock PLC, 144A,
400	6.594%, 12/31/49	390,616
	Novelis, Inc.,
17	7.25%, 2/15/15	16,591
	NRG Energy, Inc., Bank Loan (c)
146	7.11%, 2/1/13	140,991
353	7.11%, 2/1/13	339,616
113	7.86%, 6/8/14	109,196
	ONEOK, Inc., (b)
750	5.51%, 2/16/08	750,374
	Orion Power Holdings, Inc.,
315	12.00%, 5/1/10	341,775
	Owens Brockway Glass Container, Inc.,
450	8.875%, 2/15/09	455,625
	Park Place Entertainment Corp., Sr. Sub. Notes
260	8.125%, 5/15/11	244,400
	Peabody Energy Corp.,
150	7.375%, 11/1/16	146,625

Principal Amount (000)	Description	Value
	Playtex Products, Inc.,
250	8.00%, 3/1/11	258,125
	Procter & Gamble Co.,
200	5.55%, 3/5/37	188,915
	Progressive Corp., (The)
320	6.70%, 6/15/37	306,755
	PTS Acquisitions Corp., Bank Loan (c)
400	7.61%, 4/5/14	374,000
	Qwest Corp.,
250	7.875%, 9/1/11	253,750
	Rainbow National Services LLC, 144A,
290	10.375%, 9/1/14	316,100
	Realogy Corp., 144A,
220	11.00%, 4/15/14	194,425
	Residential Capital Corp.,
290	6.375%, 6/30/10	272,997
	Resona Bank Ltd., 144A,
500	5.85%, 9/29/49	474,714
	Reynolds American, Inc.,
300	6.75%, 6/15/17	299,455
	RH Donnelley Corp, Bank Loan (c)
299	6.86%, 6/30/11	287,515
	Royalty Pharma Finance Trust, Bank Loan (c)
678	6.84%, 5/14/13	659,647
	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A
300	6.299%, 5/15/17	283,890
	Russel Metals, Inc.,
80	6.375%, 3/1/14	75,200
	Smithfield Foods, Inc.,
300	7.00%, 8/1/11	291,000
	Sprint Nextel Corp.,
670	6.00%, 12/1/16	632,286
	Sumitomo Mitsui Banking Corp., 144A,
800	5.625%, 7/29/49	759,741
	Sun Healthcare Group, Bank Loan (c)
48	5.255%, 4/12/14	47,793
38	7.32%, 4/12/14	37,552
214	7.355%, 4/12/14	211,655
	Talisman Energy, Inc.,
325	6.25%, 2/1/38	305,856
	Time Warner Cable, Inc., 144A,
700	5.40%, 7/2/12	689,544
	TNK-BP Finance SA, 144A,
300	7.50%, 7/18/16	301,125
	Tyson Foods, Inc.,
90	6.85%, 4/1/16	91,313
	United Airlines, Inc.,
150	6.636%, 7/2/22	147,975
	United States Steel Corp.,
200	5.65%, 6/1/13	197,104
	Univision Communications, Inc., Bank Loan (c)
235	7.61%, 9/16/14	215,902
15	7.61%, 9/16/14	13,879
	Valero Energy Corp.,
400	6.625%, 6/15/37	398,140
	Viacom, Inc.,
165	6.875%, 4/30/36	155,164

Principal Amount (000)	Description	Value
	Wyeth,
150	5.95%, 4/1/37	142,397

		31,660,246

Emerging Market Bonds 0.9%
	Empresa Nacional de Electricidad SA (Chile),
260	8.35%, 8/1/13	286,651
	Kazkommerts International BV, 144A, (Netherlands)
430	7.875%, 4/7/14	406,350
	United Overseas Bank Ltd., Bonds, 144A,
400	5.375%, 9/3/19	385,410

		1,078,411

Mortgage Backed Securities 3.3%
	Federal National Mortgage Assn., TBA
1,000	6.50%, 9/1/33	1,009,375
250	6.00%, 9/1/34	247,500
3,000	5.50%, 8/15/36	2,896,874

		4,153,749

Sovereign Bonds 1.8%
	Federal Republic of Brazil,
1,045	9.25%, 10/22/10	1,139,049
	Republic of Argentina,
330	3.00%, 4/30/13	208,890
348	8.28%, 12/31/33	294,303
	Republic of Panama,
300	7.25%, 3/15/15	313,500
	Republic of Venezuela,
300	9.25%, 9/15/27	317,850

		2,273,592

Structured Notes 3.0%
	Dow Jones CDX HY,
	Series 5-T3, 144A,
250	8.25%, 12/29/10	253,750
	Series 8-T1, 144A,
3,900	7.625%, 6/29/12	3,500,249

		3,753,999

United States Government Agency Obligations 1.0%
	Federal Home Loan Bank,
835	4.875%, 5/17/17	803,531
	Federal National Mortgage Association,
470	5.375%, 6/12/17	469,569

		1,273,100

United States Government Obligations 1.0%
	United States Treasury Bonds,(b)
705	4.50%, 5/15/17	689,964
590	4.50%, 2/15/36	551,650

		1,241,614

Principal Amount (000)		Description	Value
		Total United States Investments	49,365,223

		Total long-term investments (cost $120,685,802)	122,876,146

Shares
SHORT-TERM INVESTMENTS 5.8%
Affiliated Money Market Mutual Fund 4.8%
		Dryden Core Investment Fund - Taxable Money Market Series(a)
	6,083,738	(cost $6,083,738)	6,083,738

OUTSTANDING OPTIONS PURCHASED 1.0%
Call Options 0.2%
Contracts
	1	Japanese 10Yr. Bond, expiring 8/31/2007 @ $131.00	18,655
	1	Japanese 10Yr. Bond, expiring 8/31/2007 @ $133.00	1,266
	12	U.S. 10Yr. Note, expiring 8/24/2007 @ $104.00	41,063
	22	U.S. Long Bond , expiring 8/24/2007 @ $113.00	3,781
Notional Amount
BRL	5,200,000	Brazilian Real/Japanese Yen, expiring 3/25/2008 @ 52.00	118,948
CNY	10,382,500	Chinese Yuan/New Taiwan Dollar, expiring 1/22/2008 @ 4.43	6,225
ZAR	5,660,500	South African Rand/Japanese Yen, expiring 5/05/2008 @ 15.63	32,412
USD	673,900	United States Dollar/Taiwan Dollar, expiring 4/29/2008 @ 32.55	3,679
GBP	402,600	United Kingdom Pound/Swiss Franc, expiring 5/19/2008 @ 2.35	22,308
USD	679,200	United States Dollar/Canadian Dollar, expiring 2/19/2008 @ 1.15	1,413
	2,702,400	United States Dollar/Swiss Franc, expiring 10/12/2007 @ 1.22	12,512
	3,792,800	United States Dollar/Japanese Yen, expiring 7/03/2008 @ 117.05	61,292
	1,500,000	United States Dollar/Japanese Yen, expiring 8/09/2007 @ 118.45	13,200

		Total call options	336,754

Put Options 0.8%
JPY	81,590,600	Japanese Yen/Mexican Nuevo Peso, expiring 2/04/2008 @ 10.27	25,690
CHF	1,551,700	Swiss Franc/South African Rand, expiring 7/03/2008 @ 6.16	42,853
	3,197,600	Swiss Franc/Iceland Krona, expiring 3/25/2008 @ 60.72	108,476
	765,300	Swiss Franc/Hungarian Forint, expiring 7/21/2008 @ 153.73	12,156
	841,000	Swiss Franc/Mexican Nuevo Peso, expiring 2/04/2008 @ 9.29	15,738
	841,000	Swiss Franc/Polish Zloty, expiring 2/01/2008 @ 2.45	41,287
USD	661,700	United States Dollar/Chinese Yuan, expiring 5/13/2008 @ 7.25	6,531
	1,274,900	United States Dollar/Chinese Yuan, expiring 7/21/2008 @ 7.21	20,258
	2,550,700	United States Dollar/Euro, expiring 7/28/2008 @ 1.38	57,467
	1,325,700	United States Dollar/Euro, expiring 5/15/2008 @ 1.37	29,126
	259,800	United States Dollar/Iceland Krona, expiring 6/03/2008 @ 66.25	13,736
	1,286,200	United States Dollar/Mexican Nuevo Peso, expiring 6/10/2008 @ 11.24	31,332
	4,053,000	United States Dollar/Singapore Dollar, expiring 2/12/2008 @ 1.51	64,969
	1,087,100	United States Dollar/Singapore Dollar, expiring 3/03/2008 @ 1.50	12,871
	1,262,500	United States Dollar/Taiwan Dollar, expiring 6/19/2008 @ 32.30	17,107
	1,267,800	United States Dollar/Swiss Franc, expiring 6/17/2008 @ 1.21	51,536
	2,800,000	United States Dollar/New Turkish Lira, expiring 3/21/2008 @ 1.57	430,276
	126,400	United States Dollar/Polish Zloty, expiring 7/03/2008 @ 2.76	3,318

		Total put options	984,727

Contracts		Description	Value
		Total options purchased (cost $1,219,323)	1,321,481

		Total short-term investments (cost $7,303,061)	7,405,219

		Total Investments, Before Options Written (cost $127,988,863)(d)	130,281,365

OUTSTANDING OPTIONS WRITTEN
Call Options

	1	Japanese 10Yr. Bond, expiring 8/31/2007 @ 132.50	(7,513)
	4	U.S. Long Bond, expiring 8/24/2007 @ 111.00	(2,125)
	12	U.S. 10Yr. Note, expiring 8/24/2007 @ 106.00	(18,562)
	18	U.S. Long Bond, expiring 8/24/2007 @ 114.00	(1,687)

		Total options written (premiums received $13,941)	(29,887)

		Total Investments, Net of Outstanding Options Written 103.1% (cost $127,974,922)	130,251,478

		Other liabilities in excess of other assets(e) (3.1%)	(3,912,976)

		Net Assets 100.0%	$126,338,502

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS-Argentine Peso

AUD- Australian Dollar

BRL- Brazilian Real

CAD- Canadian Dollar

CHF- Swiss Francs

CNY- Chinese Yuan

COP- Colombian Peso

CZK- Czech Koruna

DKK- Danish Krone

EGP- Egyptian Pound

EUR- Euros

GBP- Pound Sterling

HUF- Hungarian Forint

IDR- Indonesian Rupiah

INR- Indian Rupee

ISK- Iceland Krona

JPY- Japanese Yen

KRW- South Korean Won

M.T.N. - Medium Term Note

MXN- Mexican Nuevo Peso

MYR- Malaysian Ringgit

NZD- New Zealand Dollar

NOK- Norwegian Krone

PEN- Peruvian Nuevo Sol

PHP- Philippine Peso

PLN- Polish Zloty

RUB- Russian Rouble

SEK- Swedish Krona

SGD- Singapore Dollar

TWD- New Taiwan Dollars

TRY- New Turkish Lira

USD- United States Dollar

ZAR- South African Rand

144A- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	The United States federal income tax basis of the Fund’s investment’s and the net unrealized depreciation as of July 31, 2007 were as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Depreciation
$132,240,442	$1,692,412	$(3,651,489)	$(1,959,077)

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales, difference in the treatment of accreting market discount and amortization of premiums and deferred losses on straddles.

(e)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward currency exchange contracts and interest rate swaps agreements of:

Open futures contracts outstanding as of July 31, 2007

Number of Contracts	Types	Expiration Date	Value at July 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
4	Long Gilt	Sept. 07	$857,375	$850,436	$6,939
7	Japnese 10 Yr. Bond	Sept. 07	7,867,725	7,786,775	80,950
20	Canadian 10 Yr. Bond	Sept. 07	2,082,302	2,085,833	(3,531)
49	Euro-Bond	Sept. 07	7,558,728	7,408,398	150,330
67	Euro-Schatz	Sept. 07	9,426,072	9,407,626	18,446
73	Euro-BOBL	Sept. 07	10,692,671	10,635,560	57,111

	Short Positions:
8	Australian 10 Yr. Bond	Sept. 07	640,656	639,125	(1,531)
40	U.S. Long Bond	Sept. 07	4,402,500	4,266,888	(135,612)
74	5-Yr. U.S. T-Notes	Sept. 07	7,804,688	7,710,563	(94,125)
119	2-Yr. U.S. T-Notes	Sept. 07	24,387,563	24,267,672	(119,891)
151	10-Yr. U.S. T-Notes	Sept. 07	16,220,703	16,173,879	(46,824)

					$(87,738)

Forward foreign currency exchange contracts outstanding as of July 31, 2007:

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 08/02/07	ARS	$1,782,485	$551,000	$570,669	$19,669	$—
Expiring 08/06/07	ARS	796,344	254,667	254,953	286	—
Expiring 08/13/07	ARS	792,994	254,900	253,880	—	(1,020)
Expiring 02/07/08	ARS	272,235	86,205	82,915	—	(3,290)
Expiring 03/17/08	ARS	3,583,305	1,128,600	1,147,208	18,608	—
Expiring 07/31/08	ARS	1,279,932	381,500	409,775	28,275	—

Australian Dollar,
Expiring 08/22/07	AUD	290,800	256,879	247,835	—	(9,044)
Expiring 08/22/07	AUD	298,140	254,400	254,091	—	(309)

Brazilian Real,
Expiring 08/03/07	BRL	1,218,893	652,862	647,211	—	(5,651)
Expiring 08/15/07	BRL	582,092	269,300	309,081	39,781	—
Expiring 09/21/07	BRL	2,635,000	1,000,000	1,387,759	387,759	—
Expiring 10/29/07	BRL	481,382	256,600	255,606	—	(994)
Expiring 07/31/08	BRL	250,584	127,200	133,056	5,856	—

Chinese Yuan,
Expiring 02/14/08	CNY	2,632,600	358,543	347,657	—	(10,886)
Expiring 05/15/08	CNY	1,845,888	253,000	243,765	—	(9,235)

Colombian Peso,
Expiring 08/21/07	COP	247,033,600	127,600	126,295	—	(1,305)

Czech Koruna,
Expiring 08/23/07	CZK	6,679,671	326,416	325,600	—	(816)

Danish Krone,
Expiring 08/23/07	DKK	5,212,177	961,107	958,403	—	(2,704)

Euro,
Expiring 08/20/07	EUR	147,800	203,632	202,214	—	(1,418)
Expiring 08/23/07	EUR	260,600	360,059	356,542	—	(3,517)
Expiring 08/23/07	EUR	334,500	459,705	457,649	—	(2,056)
Expiring 08/23/07	EUR	195,100	268,127	266,928	—	(1,199)
Expiring 08/23/07	EUR	184,360	253,367	252,233	—	(1,134)
Expiring 08/23/07	EUR	139,400	191,578	190,721	—	(857)
Expiring 08/24/07	EUR	23,395,382	32,405,412	32,008,567	—	(396,845)
Expiring 08/24/07	EUR	420,900	577,438	575,857	—	(1,581)
Expiring 08/24/07	EUR	232,300	318,102	317,823	—	(279)

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Hungarian Forint,
Expiring 08/23/07	HUF	35,115,984	190,954	190,032	—	(922)

Icelandic Krona,
Expiring 08/20/07	ISK	11,520,375	193,538	188,349	—	(5,189)
Expiring 08/20/07	ISK	11,670,438	190,600	190,803	203	—

Indian Rupee,
Expiring 08/08/07	INR	10,953,150	266,500	271,235	4,735	—

Indonesian Rupiah,					—
Expiring 07/14/08	IDR	2,331,060,500	254,900	252,689	—	(2,211)
Expiring 10/24/07	IDR	2,926,439,500	321,410	317,229	—	(4,181)
Expiring 06/19/08	IDR	1,434,425,000	158,500	155,493	—	(3,007)

Japanese Yen,
Expiring 08/24/07	JPY	38,583,638	321,600	325,697	4,097	—
Expiring 08/24/07	JPY	1,061,820,415	8,839,958	8,963,157	123,199	—
Expiring 08/24/07	JPY	53,912,617	450,300	455,093	4,793	—
Expiring 08/24/07	JPY	30,729,692	258,300	259,399	1,099	—
Expiring 08/24/07	JPY	35,679,399	301,800	301,181	—	(619)

Malaysian Ringgit,
Expiring 11/05/07	MYR	704,933	208,406	204,062	—	(4,344)
Expiring 12/14/07	MYR	1,086,695	319,100	314,574	—	(4,526)
Expiring 04/02/08	MYR	684,045	202,500	198,016	—	(4,484)
Expiring 08/01/08	MYR	1,693,316	500,315	490,177	—	(10,138)
Expiring 08/03/07	MYR	1,693,316	492,100	490,177	—	(1,923)
Expiring 08/04/08	MYR	644,228	190,600	186,490	—	(4,110)

Mexican Nuevo Peso,
Expiring 08/20/07	MXN	1,384,292	128,500	126,060	—	(2,440)
Expiring 08/20/07	MXN	2,089,595	190,700	190,288	—	(412)

New Zealand Dollar,
Expiring 08/22/07	NZD	1,444,604	1,156,725	1,100,861	—	(55,864)
Expiring 08/22/07	NZD	331,500	254,400	252,620	—	(1,780)

Norwegian Krone,
Expiring 08/23/07	NOK	2,143,079	369,041	367,611	—	(1,430)
Expiring 08/23/07	NOK	1,476,389	255,100	253,251	—	(1,849)
Expiring 08/23/07	NOK	1,476,572	254,200	253,282	—	(918)

Peruvian Nuevo Sol,
Expiring 08/23/07	PEN	1,002,312	317,891	317,137	—	(754)
Expiring 10/26/07	PEN	1,012,397	321,600	320,328	—	(1,272)

Philippine Peso,
Expiring 05/08/08	PHP	15,183,543	321,549	334,882	13,333	—
Expiring 05/08/08	PHP	8,070,447	177,100	177,998	898	—

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Pound Sterling,
Expiring 08/24/07	GBP	934,652	1,928,624	1,898,387	—	(30,237)
Expiring 08/24/07	GBP	125,494	254,400	254,893	493	—
Expiring 08/24/07	GBP	156,556	317,983	317,983	—	—

Polish Zloty,
Expiring 08/24/07	PLN	530,301	190,178	191,299	1,121	—

Russian Rouble,
Expiring 01/15/08	RUB	12,549,128	496,749	490,843	—	(5,906)

Singapore Dollar,
Expiring 08/22/07	SGD	261,635	173,921	172,617	—	(1,304)

South Korean Won,
Expiring 09/27/07	KRW	317,058,500	339,100	344,910	5,810	—
Expiring 05/23/08	KRW	183,477,100	197,700	198,507	807	—
Expiring 08/04/08	KRW	173,474,590	190,600	188,713	—	(1,887)

Swiss Francs,
Expiring 08/23/07	CHF	279,985	230,668	232,971	2,303	—
Expiring 08/23/07	CHF	5,184,836	4,276,499	4,314,226	37,727	—

New Taiwan Dollar,
Expiring 09/10/07	TWD	22,101,728	679,009	673,648	—	(5,361)

South African Rand,
Expiring 08/02/07	ZAR	2,239,042	325,916	313,004	—	(12,912)
Expiring 08/30/07	ZAR	3,159,792	444,800	441,719	—	(3,081)

New Turkish Lira,
Expiring 08/29/07	TRY	249,970	190,700	194,741	4,041	—

			$70,183,233	$70,260,925	$704,893	$(627,201)

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at July 31, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 08/02/07	ARS	$1,782,485	$571,035	$570,669	$366	$—
Expiring 08/06/07	ARS	796,344	256,637	254,953	1,684	—
Expiring 08/13/07	ARS	792,994	252,345	253,880	—	(1,535)
Expiring 08/27/07	ARS	1,306,652	415,800	418,329	—	(2,529)
Expiring 10/26/07	ARS	2,868,411	900,600	918,332	—	(17,732)
Expiring 10/26/07	ARS	1,671,236	513,200	535,052	—	(21,852)
Expiring 07/17/08	ARS	2,125,300	662,500	680,423	—	(17,923)

Australian Dollar,
Expiring 08/22/07	AUD	56,160	49,570	47,862	1,708	—
Expiring 08/22/07	AUD	295,203	255,100	251,588	3,512	—

Brazilian Real,					—
Expiring 08/15/07	BRL	2,756,362	1,466,930	1,463,581	3,349	—
Expiring 09/04/07	BRL	1,218,900	644,069	647,215	—	(3,146)
Expiring 09/21/07	BRL	1,944,000	800,000	1,023,834	—	(223,834)
Expiring 09/21/07	BRL	691,000	294,168	363,925	—	(69,757)

Canadian Dollars,
Expiring 08/20/07	CAD	758,435	727,124	710,944	16,180	—

Chinese Yuan,
Expiring 02/14/08	CNY	2,632,600	357,715	347,657	10,058	—
Expiring 07/28/08	CNY	3,863,913	538,900	510,263	28,637	—

Colombian Peso,
Expiring 01/10/08	COP	3,447,256,169	1,727,082	1,762,401	—	(35,319)

Euro,
Expiring 08/23/07	EUR	139,300	190,954	190,584	370	—
Expiring 08/24/07	EUR	186,946	256,600	255,771	829	—
Expiring 08/24/07	EUR	890,812	1,225,000	1,218,771	6,229	—
Expiring 08/24/07	EUR	931,707	1,271,500	1,274,722	—	(3,222)
Expiring 08/24/07	EUR	139,700	190,178	191,132	—	(954)
Expiring 08/24/07	EUR	231,900	317,983	317,276	707	—
Expiring 08/24/07	EUR	1,168,999	1,601,400	1,599,375	2,025	—

Hungarian Forint,
Expiring 08/23/07	HUF	382,810,168	2,116,610	2,071,599	45,011	—
Expiring 08/23/07	HUF	83,862,495	459,705	453,827	5,878	—

Icelandic Krona,
Expiring 08/20/07	ISK	12,330,954	203,632	201,601	2,031	—
Expiring 08/20/07	ISK	71,423,596	1,179,191	1,167,720	11,471	—

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at July 31, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Japanese Yen,
Expiring 08/24/07	JPY	85,128,525	707,600	718,596	—	(10,996)
Expiring 08/24/07	JPY	37,681,383	318,102	318,080	22	—
Expiring 08/24/07	JPY	75,734,588	635,800	639,299	—	(3,499)

Malaysian Ringgit,
Expiring 08/03/07	MYR	1,693,316	488,339	490,177	—	(1,838)
Expiring 11/05/07	MYR	704,933	207,639	204,062	3,577	—
Expiring 04/02/08	MYR	684,045	202,830	198,016	4,814	—

Mexican Nuevo Peso,
Expiring 08/20/07	MXN	19,956,281	1,850,151	1,817,313	32,838	—
Expiring 08/20/07	MXN	2,742,061	254,900	249,705	5,195	—
Expiring 08/20/07	MXN	1,398,131	128,500	127,320	1,180	—

Norwegian Krone,
Expiring 08/23/07	NOK	1,476,339	253,367	253,251	116	—
Expiring 08/23/07	NOK	1,115,885	191,578	191,407	171	—

Polish Zloty,
Expiring 08/23/07	PLN	986,939	360,059	356,026	4,033	—
Expiring 08/23/07	PLN	7,603,533	2,748,828	2,742,878	5,950	—

Pound Sterling,
Expiring 08/23/07	GBP	112,700	230,668	228,907	1,761	—
Expiring 08/24/07	GBP	124,954	255,100	253,796	1,304	—

Swedish Krona,
Expiring 08/23/07	SEK	9,720,622	1,447,294	1,442,678	4,616	—
Expiring 08/23/07	SEK	1,804,486	268,127	267,811	316	—

Swiss Francs,
Expiring 08/20/07	CHF	232,500	193,538	193,460	78	—
Expiring 08/23/07	CHF	155,200	128,582	129,140	—	(558)

New Taiwan Dollar,
Expiring 09/10/07	TWD	22,101,728	678,800	673,648	5,152	—

South Africian Rand,
Expiring 08/30/07	ZAR	5,603,176	793,853	783,288	10,565	—
Expiring 08/30/07	ZAR	1,772,319	248,600	247,759	841	—

Singapore Dollar,
Expiring 08/22/07	SGD	432,328	318,800	318,222	578	—

Philippine Peso,
Expiring 05/08/08	PHP	11,595,754	256,600	255,751	849	—

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at July 31, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Peruvian Nuevo Sol,
Expiring 08/23/07	PEN	1,002,312	318,700	317,137	1,563	—
New Zealand Dollar,
Expiring 08/22/07	NZD	320,424	256,879	244,179	12,700	—
Expiring 08/22/07	NZD	327,930	255,100	249,899	5,201	—
South Korean Won,
Expiring 08/13/07	KRW	269,285,625	293,100	292,941	159	—
New Turkish Lira,
Expiring 08/29/07	TRY	2,995,146	2,297,772	2,333,395	—	(35,623)
Expiring 08/29/07	TRY	910,708	691,239	709,495	—	(18,256)

			$36,725,973	$36,950,922	$243,624	$(468,573)

Interest rate swap agreements outstanding as of July 31, 2007:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citibank, NA	9/5/2008	TRY 300	18.05%	3 Month LIBOR	$86,178
Citibank, NA	6/30/2009	708	19.30%	3 Month LIBOR	241,533
Citibank, NA	6/12/2011	350	16.70%	3 Month LIBOR	95,704
Barclays Bank PLC	10/2/2011	320	17.75%	3 Month LIBOR	150,432

					$573,847

(a) The Fund receives a fixed rate in New Turkish Lira and pays a floating rate in U.S. Dollar.
Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citibank, NA (b)	12/12/2016	$1,000	6.745%	3 Month NZD	$(49,612)
Morgan Stanley Capital Services (a)	3/2/2017	825	6.86%	3 Month NZD	(25,106)
Citibank, NA (a)	3/7/2017	550	6.94%	3 Month NZD	(14,473)
JP Morgan Chase Bank (b)	5/17/2017	1,040	7.33%	3 Month NZD	20,049

					$(69,142)

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services	7/3/2012	$3,200	5.508%	3 Month LIBOR	$24,616
Merrill Lynch Capital Services	8/2/2017	900	5.53%	3 Month LIBOR	—
Merrill Lynch Capital Services	6/14/2037	1,113	6.01%	3 Month LIBOR	47,915
Merrill Lynch Capital Services	6/18/2037	920	5.95%	3 Month LIBOR	69,586

					$142,117

(a)	The Fund receives a fixed rate and pays a floating rate.
(b)	The Fund pays a fixed rate and receives a floating rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2007 was as follows:

Foreign Government Obligations	52.4%
Collateralized Mortgage-Backed Securities	7.4
Banking	5.1
Affiliated Money Market Mutual Fund	4.8
Non Corporate	3.1
Structured Notes	3.0
Insurance	2.9
Healthcare & Pharmaceutical	2.6
Non Captive Finance	1.8
Electric	1.7
Cable	1.6
Telecommunications	1.5
Pipelines & Others	1.4
Capital Goods	1.3
Media & Entertainment	1.1
Technology	1.1
Options	1.0
Energy—Other	0.9
Metals	0.9
Retailers	0.9
Airlines	0.7
Gaming	0.7
Paper	0.7
Foods	0.6
Consumer	0.5
Real Estate Investment Trusts	0.5
Building Materials & Construction	0.4
Chemicals	0.4
Energy—Integrated	0.4
Packaging	0.4
Healthcare Insurance	0.3
Automotive	0.2
Lodging	0.2
Railroads	0.2
Tobacco	0.2
Brokerage	0.1
United States Government Obligations	0.1

103.1
Other liabilities in excess of other assets	(3.1)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2007

*	Print the name and title of each signing officer under his or her signature.